Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or the Committee view the link between our performance and named executive officer pay. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.” For the most recently completed fiscal year, we did not use any “financial performance measures” (as defined in Item 402(v) of Regulation
S-K)
to link compensation paid to the named executive officers by Company performance. Accordingly, we have omitted the tabular list of financial performance measures otherwise required by Item 402(v), and the Pay Versus Performance table below does not include a column for a “Company-Selected Measure” within the meaning of Item 402(v). All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of ours under the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.
Required Tabular Disclosure of Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
named executive officers
(“Non-PEO
NEOs”) and our performance for the fiscal years listed below. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of “Compensation Actually Paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
Pay Versus Performance

Fiscal Year	Summary Compensation Table Total for First PEO	Compensation Actually Paid to First PEO	Summary Compensation Table Total for Second PEO 1	Compensation Actually Paid to Second PEO 2	Average Summary Compensation Table Total for non-PEO NEOs 1	Average Compensation Actually Paid to non-PEO NEOs 2	Value of Initial Fixed $100 Investment Based on:		Net Income ($M) 4
							SLN Total Shareholder Return 3	Peer Group Total Shareholder Return 3
2024	$3,693,970	($3,803,950)	$0	$0	$1,438,125	($375,513)	$28.80	$93.47	($45.31)
2023	$9,099,969	$9,739,078	$0	$0	$2,019,064	$2,113,127	$72.71	$94.01	($54.23)
2022	$6,039,265	$4,969,998	$4,222,263	($4,767,311)	$1,177,674	($29,774)	$63.83	$89.88	($50.33)

(1)
Mr. Tooman was our “First PEO” for each year presented in this table; Mark Rothera was our Chief Executive Officer for part of 2022 before his departure from the Company, and accordingly he is the “Second PEO” for purposes of this table. The individuals comprising the
Non-PEO
NEOs for 2024 and 2023 are our other named executive officers: Ms. Hellums and Dr. Romano. The non-PEO
NEOs for 2022 are Ms. Hellums and Giles Campion.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the amounts in the Total column of the Summary Compensation Table above with certain adjustments made in accordance with Item 402(v) of Regulation
S-K
as follows:

Fiscal Year	Executives	Total from Summary Compensation Table	Grant Date Value of New Awards	Year End Value of Unvested New Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at End of Prior Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	Compensation Actually Paid
2024	PEO: Craig Tooman	$3,693,970	($2,689,796)	$707,858	($5,792,293)	$276,312	$0	$0	($4,808,124)	($3,803,950)
	Non-PEO NEOs	$1,438,125	($793,475)	$208,814	($1,320,708)	$91,731	$0	$0	($1,020,163)	($375,513)
2023	PEO: Craig Tooman	$9,099,969	($7,636,244)	$7,433,279	$857,133	($745,252)	$730,193	$0	$8,275,353	$9,739,078
	Non-PEO NEOs	$2,019,064	($1,328,132)	$1,587,922	$96,082	($211,788)	$93,039	($143,060)	$1,422,195	$2,113,127
2022	PEO: Mark Rothera	$4,222,263	($3,253,379)	$0	$0	($987,555)	$39,195	($4,787,835)	($5,736,196)	($4,767,311)
	PEO: Craig Tooman	$6,039,265	($5,264,235)	$4,672,051	($670,889)	($280,195)	$474,000	$0	$4,194,968	$4,969,998
	Non-PEO NEOs	$1,177,674	($1,172,295)	$861,045	($360,937)	($653,774)	$118,512	$0	($35,154)	($29,774)

(3)
For the relevant fiscal year, “SLN Total Shareholder Return” represents the cumulative total shareholder return (“TSR”) of our ADSs (each representing three ordinary shares) and of the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in our ADSs and in the Nasdaq Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year included in our Annual Report for the year ended December 31, 2024.

Named Executive Officers, Footnote	Mr. Tooman was our “First PEO” for each year presented in this table; Mark Rothera was our Chief Executive Officer for part of 2022 before his departure from the Company, and accordingly he is the “Second PEO” for purposes of this table. The individuals comprising the
Non-PEO
NEOs for 2024 and 2023 are our other named executive officers: Ms. Hellums and Dr. Romano. The non-PEO
	NEOs for 2022 are Ms. Hellums and Giles Campion.
Peer Group Issuers, Footnote	For the relevant fiscal year, “SLN Total Shareholder Return” represents the cumulative total shareholder return (“TSR”) of our ADSs (each representing three ordinary shares) and of the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in our ADSs and in the Nasdaq Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Non-PEO NEO Average Total Compensation Amount	$ 1,438,125	$ 2,019,064	$ 1,177,674
Non-PEO NEO Average Compensation Actually Paid Amount	$ (375,513)	2,113,127	(29,774)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the amounts in the Total column of the Summary Compensation Table above with certain adjustments made in accordance with Item 402(v) of Regulation
S-K
as follows:

Fiscal Year	Executives	Total from Summary Compensation Table	Grant Date Value of New Awards	Year End Value of Unvested New Awards	Change in Value of Unvested Awards Granted in Prior Fiscal Years	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at End of Prior Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	Compensation Actually Paid
2024	PEO: Craig Tooman	$3,693,970	($2,689,796)	$707,858	($5,792,293)	$276,312	$0	$0	($4,808,124)	($3,803,950)
	Non-PEO NEOs	$1,438,125	($793,475)	$208,814	($1,320,708)	$91,731	$0	$0	($1,020,163)	($375,513)
2023	PEO: Craig Tooman	$9,099,969	($7,636,244)	$7,433,279	$857,133	($745,252)	$730,193	$0	$8,275,353	$9,739,078
	Non-PEO NEOs	$2,019,064	($1,328,132)	$1,587,922	$96,082	($211,788)	$93,039	($143,060)	$1,422,195	$2,113,127
2022	PEO: Mark Rothera	$4,222,263	($3,253,379)	$0	$0	($987,555)	$39,195	($4,787,835)	($5,736,196)	($4,767,311)
	PEO: Craig Tooman	$6,039,265	($5,264,235)	$4,672,051	($670,889)	($280,195)	$474,000	$0	$4,194,968	$4,969,998
	Non-PEO NEOs	$1,177,674	($1,172,295)	$861,045	($360,937)	($653,774)	$118,512	$0	($35,154)	($29,774)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our
Non-PEO
NEOs on the one hand, and our cumulative TSR over the three most recently completed fiscal years on the other hand, and the NASDAQ Biotech TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our
Non-PEO
NEOs on the one hand, and our Net Income during the three most recently completed fiscal years on the other.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our
Non-PEO
NEOs on the one hand, and our cumulative TSR over the three most recently completed fiscal years on the other hand, and the NASDAQ Biotech TSR over the same period.

Total Shareholder Return Amount	$ 28.8	72.71	63.83
Peer Group Total Shareholder Return Amount	93.47	94.01	89.88
Net Income (Loss)	(45,310,000)	(54,230,000)	(50,330,000)
MrTooman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,693,970	9,099,969	6,039,265
PEO Actually Paid Compensation Amount	$ (3,803,950)	$ 9,739,078	$ 4,969,998
PEO Name	Mr. Tooman	Mr. Tooman	Mr. Tooman
Mark Rothera [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 4,222,263
PEO Actually Paid Compensation Amount	0	0	$ (4,767,311)
PEO Name			Mark Rothera
PEO | MrTooman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,689,796)	(7,636,244)	$ (5,264,235)
PEO | MrTooman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,808,124)	8,275,353	4,194,968
PEO | MrTooman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,858	7,433,279	4,672,051
PEO | MrTooman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,792,293)	857,133	(670,889)
PEO | MrTooman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	730,193	474,000
PEO | MrTooman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,312	(745,252)	(280,195)
PEO | MrTooman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mark Rothera [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,253,379)
PEO | Mark Rothera [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,736,196)
PEO | Mark Rothera [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Rothera [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Rothera [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,195
PEO | Mark Rothera [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(987,555)
PEO | Mark Rothera [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,787,835)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(793,475)	(1,328,132)	(1,172,295)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,020,163)	1,422,195	(35,154)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,814	1,587,922	861,045
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,320,708)	96,082	(360,937)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	93,039	118,512
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,731	(211,788)	(653,774)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (143,060)	$ 0